Other Finance Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Other Finance Expenses
Schedule of components of interest cost

	Year Ended December 31,
(U.S. Dollars in thousands)	2021	2020	2019
Interest expense	$24,546	$29,142	$48,118
Amortization of debt issuance cost and fair value of debt assumed	3,519	2,503	2,617
Total interest cost	$28,065	$31,645	$50,735

Schedule of components of other finance expense

	Year Ended December 31,
(U.S. Dollars in thousands)	2021	2020	2019
Bank fees, charges	$463	$441	$597
Commitment fees	548	264	248
Total other finance expense	$1,011	$705	$845